COMPANY'S OPERATIONS - Summary (Details)	6 Months Ended
Jun. 30, 2023 item
Domestic (Brazil)
COMPANY'S OPERATIONS
Number of industrial units	13
Number of technology centers	5
Number of distribution centers	23
Number of ports	3
Suzano Holding S.A.
COMPANY'S OPERATIONS
Percentage of ownership interest in subsidiary	47.12%